Amounts receivable and other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Royalty receivables	$ 21,543	$ 16,022
Prepaid expenses	544	664
Value added tax recoverable	685	267
Total amounts receivable and other	$ 22,772	$ 16,953